Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Shares Issued and Fully Paid
Shares issued and fully paid

	At December 31,
	2020		2021		2022
	Shares	Amount	Shares	Amount	Shares	Amount
	(in thousands, except for share data)
Ordinary shares	133,934,090	€2,678	151,419,322	€3,028	193,426,478	€1,934
Converted to U.S. dollars at historical exchange rates		$3,269		$3,687		$2,306